Employee benefits - Assets of pension plans (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Brazil | Portfolio of Vale's stock
Assets of pension plans
Plan assets	$ 20	$ 27
Brazil | Brazilian Federal Government securities
Assets of pension plans
Plan assets	3,612	4,523
Foreign | Canadian Government securities
Assets of pension plans
Plan assets	$ 688	$ 633